Stockholders' Equity - Additional Information (Detail) - $ / shares	1 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Temporary equity shares outstanding	22,140,632	22,140,632	21,082,153
Common stock, conversion basis			one-for-one basis
IPO [Member]
Class of Stock [Line Items]
Percentage of number of shares of common stock outstanding		20.00%	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	3,159,368	3,159,368	4,217,847
Common stock shares outstanding	3,159,368	3,159,368	4,217,847
Temporary equity shares outstanding	22,140,632	22,140,632	21,082,153
Common Stock, Voting Rights		Holders of Class A common stock are entitled to one vote for each share.
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	6,325,000	6,325,000	6,325,000
Common stock shares outstanding	6,325,000	6,325,000	6,325,000
Common shares no longer subject to forfeiture	825,000
Common stock dividend	0.1	0.1
Aggregate founder shares	6,325,000	6,325,000
Common Stock, Voting Rights		Holders of Class B common stock are entitled to one vote for each share.
Common Class B [Member] | IPO [Member]
Class of Stock [Line Items]
Percentage of number of shares of common stock outstanding	20.00%
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Common shares subject to forfeiture	825,000
Class A common stock subject to possible redemption [Member]
Class of Stock [Line Items]
Common stock shares issued	25,300,000	25,300,000
Common stock shares outstanding	25,300,000	25,300,000